Taxation	6 Months Ended
Jun. 30, 2019
Text block [abstract]
Taxation

6. TAXATION

	Half year to 30 June 2019 £m	Half year to 30 June 2018(1) £m
Profit before tax	589	905

Tax calculated at a tax rate of 19% (H118: 19%)	112	172
Bank surcharge on profits	39	64
Non-deductible preference dividends paid	5	5
Non-deductible UK Bank Levy	13	13
Non-deductible conduct remediation, fines and penalties	11	(2)
Net disallowable items and non-taxable income	11	10
Tax relief on dividends in respect of other equity instruments	(21)	(23)
Adjustment to prior period provisions	—	(6)

Tax charge	170	233

(1)	Adjusted to reflect the amendment to IAS 12, as described in Note 1.

Interim period corporation tax is accrued based on the estimated average annual effective corporation tax for the year of 28.9% (H118: 25.7%). The standard rate of UK corporation tax was 27% for banking entities and 19% for non-banking entities (2018: 27% for banking entities and 19% for non-banking entities) following the introduction of an 8% surcharge to be applied to banking companies from 1 January 2016. Taxation for other jurisdictions is calculated at the rates prevailing in the relevant jurisdictions. The Finance Act 2016, introduced a further reduction in the standard rate of corporation tax rate to 17% from 2020. The effects of this future change in tax rates is included in the deferred tax balances at both 30 June 2019 and 31 December 2018.